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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 6/30/2007 Check here if Amendment|_|: Amendment Number: __________

                          This Amendment (Check only one):
                          |_| is a restatement
                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601

Form 13F File Number 28- 4651

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
Title:   Investment Information Manager
Phone:   312-236-6300

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
--------------------------------
(Signature)

Chicago, Illinois
(City, State)

8/10/2007
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
   0

Form 13F Information Table Entry Total:
   16

Form 13F Information Table Value Total:
   $3,244,387 (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

   NONE

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                              13F INFORMATION TABLE
                                    6/30/2007

                                                                                                                 COLUMN 8
         COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7      VOTING AUTHORITY

          NAME OF           TITLE OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER
          ISSUER              CLASS     CUSIP    (X $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
AETNA INC NEW                COM      00817Y108      4,540      91,908   SH            SOLE                  91,908
ALLSTATE CORP                COM      020002101        228       3,708   SH            SOLE                   3,708
BAXTER INTL INC              COM      071813109        270       4,800   SH            SOLE                   4,800
BOEING CO                    COM      097023105        317       3,296   SH            SOLE                   3,296
DEVON ENERGY CORP NEW        COM      25179M103        454       5,800   SH            SOLE                   5,800
GENERAL DYNAMICS CORP        COM      369550108  2,607,686  33,337,837   SH            SOLE              33,337,837
GENERAL ELECTRIC CO          COM      369604103        877      22,903   SH            SOLE                  22,903
HILTON HOTELS CORP           COM      432848109      1,902      56,840   SH            SOLE                  56,840
HONEYWELL INTL INC           COM      438516106        225       4,000   SH            SOLE                   4,000
HOSPIRA INC                  COM      441060100        976      25,000   SH            SOLE                  25,000
JP MORGAN CHASE & CO         COM      46625H100      9,860     203,510   SH            SOLE                 203,510
LABORATORY CORP AMER HLDGS   COM NEW  50540R409    578,360   7,390,237   SH            SOLE               7,390,237
MEDIS TECHNOLOGIES LTD       COM      58500P107     34,819   2,370,285   SH            SOLE               2,370,285
MICROSOFT CORP               COM      594918104      2,801      95,059   SH            SOLE                  95,059
PROCTER & GAMBLE CO          COM      742718109        266       4,352   SH            SOLE                   4,352
US BANCORP DEL               COM NEW  902973304        806      24,463   SH            SOLE                  24,463

TOTAL                                            3,244,387  43,643,999                                   43,643,999

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[BELL BOYD LOGO]                              70 West Madison Street, Suite 3100
BELL, BOYD & LLOYD LLP                              Chicago, Illinois 60602-4207
                                                 312.372.1121 - Fax 312.827.8000

ALAN GOLDBERG
312.807.4227
agoldberg@bellboyd.com
DIRECT FAX: 312.827.8086

                                 August 10, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                         LONGVIEW ASSET MANAGEMENT, LLC
                     (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
                                    FORM 13F

Ladies and Gentlemen:

     On behalf of Longview Asset Management, LLC ("Longview") and in accordance with rule 13f-1 under the Securities Exchange Act of 1934, enclosed for filing is Longview's report on Form 13F for the quarter ended June 30, 2007.

                                        Very truly yours,


                                        /s/ Alan Goldberg
                                        ----------------------------------------
                                        ALAN GOLDBERG

Enclosure

                              chicago - washington